DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
DERIVATIVE LIABILITY [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities associated with the August 2015 underwritten offering for the nine months ended September 30, 2015:

	Series A	Series B	Series C	Series D	Total
Balance at January 1, 2015	$—	$—	$—	$—	$—
Recognition of warrant liability on issuance date	1,275,000	1,568,000	178,000	347,000	3,368,000
Reclassification of derivative liability to stockholders’ equity upon exercise	—	(1,197,000)	—	—	(1,197,000)
Change in fair value of derivative liabilities	(151,000)	(371,000)	(101,000)	(198,000)	(821,000)
Balance at September 30, 2015	$1,124,000	$—	$77,000	$149,000	$1,350,000

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following are the key assumptions used in connection with the valuation of the warrants exercisable into common stock on the date of issuance and September 30, 2015:

	Series A	Series B	Series C	Series D
Date of warrant	8/19/2015	8/19/2015	8/19/2015	8/19/2015
Number of shares underlying the warrants	2,500,000	2,450,000	2,550,000	4,950,000
Fair market value of stock	$0.65	$0.65	$0.65	$0.65
Exercise price	$1.00	$0.01	$1.00	$0.99
Volatility	121.4%	121.4%	125.4%	125.4%
Risk-free interest rate	1.03%	1.03%	0.30%	0.30%
Expected dividend yield	—	—	—	—
Warrant life (years)	5	5	0.25	0.25

	Series A	Series B	Series C	Series D
Number of shares underlying the warrants on September 30, 2015	2,500,000	—	2,550,000	4,950,000
Fair market value of stock	$0.58	—	$0.58	$0.58
Exercise price	$1.00	—	$1.00	$0.99
Volatility	124.2%	—	144.4%	144.4%
Risk-free interest rate	0.98%	—	0.38%	0.38%
Expected dividend yield	—	—	—	—
Warrant life (years)	4.88	—	0.13	0.13

Warrant [Member]
DERIVATIVE LIABILITY [Line Items]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following are the key assumptions used in connection with the valuation of the warrants associated with the Series A Financing, Series B Financing, and Series C Financing at December 31, 2014, their respective issuance dates, and September 30, 2015:

	Series A	Series B	Series B	Series C
	Financing	Financing	(Related Party)	Financing
Date of warrant	12/31/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares underlying the warrants	37,500	17,500	42,250	90,000
Fair market value of stock	$5.10	$4.22	$4.50	$4.50
Exercise price	$20.00	$20.00	$20.00	$20.00
Volatility	112.9%	120.6%	115.8%	115.8%
Risk-free interest rate	0.96%	0.90%	0.90%	0.90%
Expected dividend yield	—	—	—	—
Warrant life (years)	5	5	5	5

	Series A	Series B	Series B	Series C
	Financing	Financing	(Related Party)	Financing
Number of shares underlying the warrants on September 30, 2015	37,500	17,500	42,250	90,000
Fair market value of stock	$0.58	$0.58	$0.58	$0.58
Exercise price	$11.50	$11.50	$20.00	$11.50
Volatility	119.9%	119.7%	119.5%	119.5%
Risk-free interest rate	1.03%	1.03%	1.03%	1.03%
Expected dividend yield	—	—	—	—
Warrant life (years)	4.25	4.35	4.40	4.40

Derivative Financial Instruments, Liabilities [Member]
DERIVATIVE LIABILITY [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Beginning balance	$320,000	$-	$270,000	$-
Recognition of conversion feature liability	-	-	769,000	-
Recognition of warrant liability on issuance date	3,368,000	-	3,783,000	-
Reclassification to stockholders’ equity upon exercise	(1,196,000)	-	(1,866,000)	-
Change in fair value of derivative liabilities	(1,103,000)	-	(1,567,000)	-
Ending balance	$1,389,000	$-	$1,389,000	$-

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following are the key assumptions used in connection with the valuation of the conversion options associated with the Series A Financing, Series B Financing, and Series C Financing on the date of issuance, at December 31, 2014 and September 30, 2015:

	Series A	Series B	Series B	Series C
	Financing	Financing	(Related Party)	Financing
Date of issuance	12/31/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares convertible into	750,000	350,000	845,000	1,800,000
Fair market value of stock	$5.10	$4.22	$4.50	$4.50
Conversion price	$5.70	$3.57	$4.00	$4.00
Volatility	131%	143.4%	143.4%	143.4%
Risk-free interest rate	0.25%	0.24%	0.22%	0.22%
Expected dividend yield	7%	7%	7%	7%
Life of convertible preferred stock (years)	1	1	1	1

The following are the key assumptions used in connection with the valuation of the conversion option on the date of issuance and at December 31, 2014:

Number of preferred shares	750,000
Fair market value of stock	$5.10
Conversion Price	$5.70
Volatility	131%
Risk-free interest rate	0.13%
Expected dividend yield	0%
Life of Convertible Preferred Stock (year)	1
Number of shares underlying the Warrants	37,500
Fair market value of stock	$5.10
Exercise Price	$20.00
Volatility	112.9%
Risk-free interest rate	0.96%
Expected dividend yield	0%
Warrant life (years)	5

Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities associated with the Series A Financing, Series B Financing, and Series C Financing for the nine months ended September 30, 2015:

	Series A	Series B	Series B	Series C
	Financing	Financing	(Related Party)	Financing	Total
Balance at January 1, 2015	$270,000	$—	$—	$—	$270,000
Recognition of conversion feature liability	—	81,000	220,000	468,000	769,000
Recognition of warrant derivative liability	—	45,000	118,000	252,000	415,000
Reclassification to stockholders’ equity upon conversion	(150,000)	(54,000)	(220,000)	(245,000)	(669,000)
Change in fair value of derivative liabilities	(111,000)	(69,000)	(111,000)	(455,000)	(746,000)
Balance at September 30, 2015	$9,000	$3,000	$7,000	$20,000	$39,000

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities for the year ended December 31, 2014:

Balance at beginning of year	$-
Additions to conversion option derivative liability at December 30, 2014	150,000
Additions to warrant derivative liability at December 30, 2014	120,000
Change in fair market value of the derivative liabilities	-
Balance at end of year	$270,000